Income Tax (Details) $ in Millions	12 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 MYR (RM)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)
Income Tax [Line Items]
Tax rate	25.00%	25.00%	25.00%
Tax rate amount (in Ringgits)	¥ 3,465,770			¥ 207,099	¥ (21,760)
Net operating losses	61,212,089			40,527,246
Deferred tax assets valuation allowance	¥ 21,218,644			10,366,052
Unrecognized tax benefits				1,026,964
Description of reasonable possible	It is possible that the amount of unrecognized benefits will change in the next 12 months; however, an estimate of the range of the possible change cannot be made at this moment.	It is possible that the amount of unrecognized benefits will change in the next 12 months; however, an estimate of the range of the possible change cannot be made at this moment.	It is possible that the amount of unrecognized benefits will change in the next 12 months; however, an estimate of the range of the possible change cannot be made at this moment.
Accrue interest related to unrecognized tax benefits
Interest related to unrecognized tax benefits
Penalties related to unrecognized tax benefits
Description of carryforwards limitations	According to PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or withholding agent. The statute of limitations will be extended to five years under special circumstances, which are not clearly defined (but an underpayment of tax liability exceeding RMB0.1 million is specifically listed as a special circumstance). In the case of a related party transaction, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion.	According to PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or withholding agent. The statute of limitations will be extended to five years under special circumstances, which are not clearly defined (but an underpayment of tax liability exceeding RMB0.1 million is specifically listed as a special circumstance). In the case of a related party transaction, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion.	According to PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or withholding agent. The statute of limitations will be extended to five years under special circumstances, which are not clearly defined (but an underpayment of tax liability exceeding RMB0.1 million is specifically listed as a special circumstance). In the case of a related party transaction, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion.
Underpayment of tax liability	¥ 100,000
Hong Kong [Member]
Income Tax [Line Items]
Assessable profit (in Dollars) | $		$ 2
Assessable profits percentage	8.25%	8.25%	8.25%
Hong Kong [Member] | Foreign Tax Jurisdiction [Member]
Income Tax [Line Items]
Assessable profits percentage	16.50%	16.50%	16.50%
Malaysia [Member]
Income Tax [Line Items]
Tax rate	24.00%	24.00%	24.00%
Minimum [Member] | Malaysia [Member]
Income Tax [Line Items]
Tax rate	15.00%	15.00%	15.00%
Tax rate amount (in Ringgits) | RM			RM 150,000
Maximum [Member] | Malaysia [Member]
Income Tax [Line Items]
Tax rate	17.00%	17.00%	17.00%
Tax rate amount (in Ringgits) | RM			RM 450,000
Tax Year 2024 [Member]
Income Tax [Line Items]
Unrecognized tax benefits				¥ 1,026,964